CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
NET INCOME	$ 12,631	$ 13,338
Other comprehensive income (loss):
Change in unrealized gain (loss) on available for sale securities	4,067	(21,184)
Reclassification adjustment for realized losses	23	1,537
Other comprehensive income (loss)	4,090	(19,647)
Related tax effect	(705)	4,126
Total other comprehensive income (loss), net of tax	3,385	(15,521)
Total comprehensive income	$ 16,016	$ (2,183)